Related Party Transactions - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee	0.25
Annual fee cap	0.15
Asset Management Arrangement
Related Party Transaction [Line Items]
Related party fees	$ 5.3	$ 3.5
Related party fees still due	2.1	2.2
Management Consulting Agreement
Related Party Transaction [Line Items]
Related party fees	5.0	4.4
Related party fees still due	0.0	1.3
Beneficial owner
Related Party Transaction [Line Items]
Intercompany balance payable	$ 14.4	$ 18.1
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management	1.00%
Fees due to Apollo Management	$ 5.0